Supplement to the
Fidelity Advisor Asset Manager® Funds
Class A, Class M, Class C and Class I
November 29, 2017
Prospectus

The following information replaces similar information for Fidelity Asset Manager® 20% found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information replaces similar information for Fidelity Asset Manager® 30% found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information replaces similar information for Fidelity Asset Manager® 40% found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information replaces similar information for Fidelity Asset Manager® 50% found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information replaces similar information for Fidelity Asset Manager® 60% found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information replaces similar information for Fidelity Asset Manager® 70% found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information replaces similar information for Fidelity Asset Manager® 85% found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information replaces similar information found in the “Shareholder Information” section under the “General Information” heading.

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information supplements information found in the “Shareholder Information” section under the “Additional Information Regarding Class I Eligibility” heading.

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

For funds offering Class Z, the following information supplements information found in the “Shareholder Information” section under the “Additional Information Regarding Class Z Eligibility” heading.

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

The following information updates the policies discussed in the “Shareholder Information” section.

Conversion Feature. After a maximum of 10 years from the initial date of purchase, Class C shares convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. The fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of this prospectus. The policy will be effective March 1, 2019, however, prior to this date, or such other date as may be determined by the Adviser, the fund will permit an intermediary to transition Class C shares to Class A shares of the same fund, regardless of holding period, if the intermediary is unable to administer this conversion policy. Such transitions to Class A shares will be made at NAV minus any applicable CDSC.

The following information supplements information found in the “Appendix” section under the “Sales Charge Waiver Policies Applied by Certain Intermediaries” heading.

AMERIPRISE

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial [platform or] account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
  Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
  Shares purchased through reinvestment of [capital gains] distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

MORGAN STANLEY

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

The following information replaces the information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Avishek Hazrachoudhury (co-manager) has managed the fund since April 2018.

Geoff Stein (co-manager) has managed the fund since June 2009.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Avishek Hazrachoudhury is co-manager of the funds, which he has managed since April 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.

Geoff Stein is co-manager of the funds, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers LLC and as a portfolio manager.

AAR-18-02 1.885797.123	June 1, 2018